Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ 555,911	$ (125,327)
Items that may be reclassified to income:
Change in fair value of cash flow hedges (note 19)	289,824	31,194
Forward elements excluded from hedging relationships (note 19)	(101,401)	(35,775)
Realized losses (gains) on foreign exchange hedges reclassified to revenue	(1,064)	1,804
Items that will not be reclassified to income:
Actuarial gain (loss) on defined benefit pension plans (note 21(a))	7,499	(5,413)
Taxes on above items	(42,919)	(2,325)
Other comprehensive income (loss)	151,939	(10,515)
Comprehensive income (loss)	707,850	(135,842)
Attributable to:
Methanex Corporation shareholders	634,297	(167,193)
Non-controlling interests (note 24)	$ 73,553	$ 31,351